Statements of Changes in Stockholders' Deficiency - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Series A Preferred Stock [Member]
Balance	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Balance, shares	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Common stock issued on conversion of convertible notes payable (Note 10)
Common stock issued on conversion of convertible notes payable (Note 10), shares
Options granted for consultant (Note 8)
Preferred stock issued on conversion of convertible Notes payable (Note 9)
Preferred stock issued on conversion of convertible Notes payable (Note 9), shares
Adjustment
Adjustment, shares
Net gain loss
Balance	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Balance, shares	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Series B Preferred Stock [Member]
Balance	$ 96	$ 96					$ 96
Balance, shares	96,428	96,428					96,428
Common stock issued on conversion of convertible notes payable (Note 10)
Common stock issued on conversion of convertible notes payable (Note 10), shares
Options granted for consultant (Note 8)
Preferred stock issued on conversion of convertible Notes payable (Note 9)			$ 96
Preferred stock issued on conversion of convertible Notes payable (Note 9), shares			96,428
Adjustment
Adjustment, shares
Net gain loss
Balance	$ 96	$ 96	$ 96				$ 96	$ 96
Balance, shares	96,428	96,428	96,428				96,428	96,428
Preferred Stock [Member]
Balance			$ 1			$ 1		$ 1	$ 1	$ 1
Balance, shares			1,000			1,000		1,000	1,000	1,000
Preferred stock issued											$ 1
Preferred stock issued, shares											1,000
Common stock issued on conversion of convertible notes payable (Note 10)
Common stock issued on conversion of convertible notes payable (Note 10), shares
Options granted for consultant (Note 8)
Net gain loss
Balance										$ 1	$ 1
Balance, shares										1,000	1,000
Common Stock [Member]
Balance	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 8,774	$ 9,642	$ 9,642	$ 8,774	$ 8,774	$ 2,063
Balance, shares	9,558,686	9,558,686	9,640,918	9,640,918	9,640,918	8,772,736	9,558,686	9,640,918	8,772,736	8,772,736	2,063,151
Preferred stock issued
Preferred stock issued, shares
Common stock issued on conversion of convertible notes payable (Note 10)						$ 868				$ 868	$ 6,711
Common stock issued on conversion of convertible notes payable (Note 10), shares						868,182				868,181	6,709,583
Options granted for consultant (Note 8)
Preferred stock issued on conversion of convertible Notes payable (Note 9)
Preferred stock issued on conversion of convertible Notes payable (Note 9), shares
Adjustment
Adjustment, shares			(82,232)
Net gain loss
Balance	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 9,642	$ 8,774
Balance, shares	9,558,686	9,558,686	9,558,686	9,640,918	9,640,918	9,640,918	9,558,686	9,558,686	9,640,918	9,640,918	8,772,736
Additional Paid-In Capital [Member]
Balance	$ 6,925,335	$ 6,925,335	$ 4,066,644	$ 4,024,096	$ 3,992,185	$ 3,952,837	$ 6,925,335	$ 4,066,644	$ 3,952,837	$ 3,952,837	$ 3,365,116
Preferred stock issued
Common stock issued on conversion of convertible notes payable (Note 10)						7,437				7,437	301,871
Options granted for consultant (Note 8)				31,911	31,911	31,911				106,370	285,850
Preferred stock issued on conversion of convertible Notes payable (Note 9)			2,858,691
Adjustment
Net gain loss
Balance	6,925,335	6,925,335	6,925,335	4,056,007	4,024,096	3,992,185	6,925,335	6,925,335	4,056,007	4,066,644	3,952,837
Accumulated Deficit [Member]
Balance	(7,836,496)	(7,335,533)	(7,128,606)	(6,776,990)	(6,614,443)	(5,983,910)	(7,335,533)	(7,128,606)	(5,983,910)	(5,983,910)	(4,594,037)
Preferred stock issued											99
Common stock issued on conversion of convertible notes payable (Note 10)
Options granted for consultant (Note 8)
Preferred stock issued on conversion of convertible Notes payable (Note 9)
Adjustment
Net gain loss	452,926	(500,963)	(206,927)	(190,565)	(162,547)	(630,533)				(1,144,696)	(1,389,972)
Balance	(7,383,570)	(7,836,496)	(7,335,533)	(6,967,555)	(6,776,990)	(6,614,443)	(7,383,570)	(7,383,570)	(6,967,555)	(7,128,606)	(5,983,910)
Balance	(901,422)	(400,459)	(3,052,319)	(2,743,241)	(2,612,615)	(2,022,298)	$ (400,459)	(3,052,319)	(2,022,298)	$ (2,022,298)	(1,226,858)
Preferred stock issued											$ 100
Preferred stock issued, shares
Common stock issued on conversion of convertible notes payable (Note 10)						8,305				$ 8,305	$ 308,582
Options granted for consultant (Note 8)				31,911	31,911	31,911				106,370	285,850
Preferred stock issued on conversion of convertible Notes payable (Note 9)			2,858,787
Adjustment
Net gain loss	452,926	(500,963)	(206,927)	(190,565)	(162,547)	(630,533)		(254,964)	(983,645)	(1,144,696)	(1,389,972)
Balance	$ (448,496)	$ (901,422)	$ (400,459)	$ (2,901,905)	$ (2,743,241)	$ (2,612,615)	$ (448,496)	$ (448,496)	$ (2,901,905)	$ (3,052,319)	$ (2,022,298)